Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Cushing MLP Premier Fund (Prospectus Summary) | MainStay Cushing MLP Premier Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Cushing MLP Premier Fund
Supplement	ck0001469192_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

Supplement dated March 31, 2017 (“Supplement”) to:

MainStay Cushing® Funds Prospectuses and Summary Prospectuses, each dated March 31, 2017;

and

MainStay Cushing® Funds Statement of Additional Information, dated March 31, 2017

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectuses and Statement of Additional Information.

Effective immediately, Class R6 shares are not currently offered for sale for the following Funds:

MainStay Cushing MLP Premier Fund	MainStay Cushing Energy Income Fund
MainStay Cushing Renaissance Advantage Fund

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.